[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]


May 2, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      JNLNY Separate Account IV
         File Nos. 811-10463 and 333-109762

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird or me (at 517/367-4354 or 517/367-3835, respectively).

Sincerely,

/s/ Anthony L. Dowling

Anthony L. Dowling
Senior Attorney